CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Net unrealized gain (loss) arising during the period, tax	₨ (356.6)	₨ (39.6)	₨ 110.6
Net unrealized gain (loss) arising during the period, tax	(9,187.8)	11,319.5	(9,478.8)
Reclassification adjustment for net (gain) loss included in net income, tax	₨ 1,018.1	₨ 4,541.5	₨ 1,685.7